COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2022, commitments outstanding for the purchases of property, plant and equipment approximated $414.3 million, which will be due subsequent to receipt of the purchases.

In December 2021, Xinjiang Daqo, the Company’s subsidiary, signed the framework agreement with the government of Baotou city that, the Company plans to build polysilicon projects for the solar industry with a total annual production capacity of 200,000 metric tons("MT"), polysilicon projects for the semiconductor industry with a total annual capacity of 21,000 MT, silicon metal projects with a total annual capacity of 300,000 MT and silicone projects with a total annual capacity of 200,000 MT in Baotou city.

Regarding the polysilicon project for the solar and semiconductor industries, the Company plans to invest in two phases. The first phase is to build 100,000 MT polysilicon project for the solar industry and a 1,000 MT polysilicon project for the semiconductor industry with an estimated investment of about RMB8.55 billion. The Phase 5A project (a 100,000 MT polysilicon project for the solar industry) started in March 2022 and completed in April 2023. The 1,000 MT polysilicon project for the semiconductor industry started in March 2022 and expect to be completed in September or the fourth quarter of 2023. The Company began the construction of Phase 5B project (a 100,000 MT polysilicon project for the solar industry) in March 2023 and expect to complete it by the end of 2023.

Repurchase of common stock

On June 1, 2022, the Company announced a one-year share repurchase program approved by the board of directors to repurchase up to $120 million worth of ordinary shares or ADSs on the open market, in negotiated transactions off the market, in block trades or through other legally permissible means in accordance with applicable U.S. securities laws. The Company completed this repurchase program by the end of September 2022 by spending $119.9 million to repurchase 1,881,368 ADSs.

On November 7, 2022, the Company announced another share repurchase program approved by the board of directors to repurchase up to $700 million worth of ordinary shares or ADSs on the open market, in negotiated transactions off the market, in block trades or through other legally permissible means in accordance with applicable U.S. securities laws from November 7, 2022 to December 31, 2023. During the year ended December 31, 2022, the Company repurchased 109,495 ADSs for a total of $5.0 million under this share repurchase program.